SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
28.	SUBSEQUENT EVENTS

(a)
On February 16, 2022, Studio City Company issued $350,000 in aggregate principal amount of 7.000% senior secured notes due February 15, 2027 at an issue price of 100% of the principal amount (the “2022 7.000% Studio City Secured Notes”). The net proceeds from the offering of the 2022 7.000% Studio City Secured Notes will be used to fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes. All of the existing subsidiaries of Studio City Investments (other than Studio City Company) and any other future restricted subsidiaries as defined in the 2022 7.000% Studio City Secured Notes are guarantors to guarantee the indebtedness under the 2022 7.000% Studio City Secured Notes.

(b)
During February and March 2022, Studio City International respectively announced and completed a series of private offers of its 400,000,000 Class A ordinary shares to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to $300,000, of which approximately $134,944 was from noncontrolling interests and with approximately $165,056 from Melco (the “2022 Private Placements”). The 2022 Private Placements increased Melco’s shareholding in Studio City International which was funded by the Company’s drawdown of $170,000 from the 2020 Credit Facilities on February 23, 2022. The Company retains its controlling financial interests in Studio City International before and after the 2022 Private Placements.

(c)
On March 28, 2022, Melco entered into a facility agreement (the “Facility Agreement”) with Melco International pursuant to which a $250,000 revolving loan facility was granted by Melco as lender to Melco International as borrower for a period of 12 months after the first utilization date (the last day of such period being “Final Repayment Date”). Melco International may request for utilization of all or part of the loan from the date of the Facility Agreement until one month prior to the Final Repayment Date for general corporate purposes of Melco International and its subsidiaries (excluding the Company). Principal amounts outstanding under the Facility Agreement bear interest at an annual rate of 11%, with outstanding principal amounts and accrued interest payable by Melco International on the Final Repayment Date. As of March 31, 2022, the Facility Agreement remains undrawn.